Equity-based Compensation - Summary of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (Detail)			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Expected option term	5 years 6 months		5 years 6 months	5 years 6 months
Risk-free rate of return	1.73%		1.73%	1.73%
Applied volatility	35.00%	30.00%	35.00%	35.00%
Maximum [Member]
Expected option term		8 months 12 days
Risk-free rate of return		0.06%
Minimum [Member]
Expected option term		3 months 18 days
Risk-free rate of return		0.01%